                                                                     Rule 497(e)
                                                                        33-26305

                               BLACKROCK FUNDS SM

                      THE BOND PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 1999

BlackRock Low Duration Bond Portfolio

Fund Management

The section "Fund Management" on page 8 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Don-aldson Lufkin & Jenrette for 12 years. Scott Amero has been a member of the team managing the fund since 1992, Keith Anderson since 1992 and Rajiv Sobti since 1998. Scott Amero has been a portfolio co-manager since incep-tion, Keith Anderson since 1999 and Rajiv Sobti since 1999.

BlackRock Intermediate Government Bond Portfolio

Fund Management

The section "Fund Management" on page 15 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Don-aldson Lufkin & Jenrette for 12 years. Scott Amero has been a member of the team managing the fund since 1995, Keith Anderson since 1995 and Rajiv Sobti since 1998. Scott Amero has been a portfolio co-manager since 1995, Keith Anderson since 1999 and Rajiv Sobti since 1999.

BlackRock Intermediate Bond Portfolio

Fund Management

The section "Fund Management" on page 22 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Scott Amero, Managing Director of BFM since 1990, Keith Anderson, Managing Director of BFM since 1988 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Don-aldson Lufkin & Jenrette for 12 years. Scott Amero has been a member of the team managing the fund since 1995, Keith Anderson since 1995 and Rajiv Sobti since 1998. Scott Amero has been a portfolio co-manager since 1995, Keith Anderson since 1999 and Rajiv Sobti since 1999.

BlackRock Core Bond Portfolio

Fund Management

The section "Fund Management" on page 29 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, Scott Amero, Managing Director of BFM since 1990 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Donaldson Lufkin & Jenrette for 12 years. Keith Anderson has been a member of the team managing the fund since 1997, Scott Amero since 1992 and Rajiv Sobti since 1998. Keith Anderson has been a portfolio co-manager since 1997, Scott Amero since 1999 and Rajiv Sobti since 1999.

BlackRock Government Income Portfolio

Fund Management

The section "Fund Management" on page 36 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Rajiv Sobti, Managing Director of BFM since March 1998 and Andrew Phillips, Managing Director of BFM since 1991. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantita-tive Research with Donaldson Lufkin & Jenrette for 12 years. Rajiv Sobti has been a member of the team managing the fund since 1998 and Andrew Phil-lips since 1995. Both have been portfolio co-managers since 1999.

BlackRock GNMA Portfolio

Fund Management

The section "Fund Management" on page 44 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Rajiv Sobti, Managing Director of BFM since March 1998 and Andrew Phillips, Managing Director of BFM since 1991. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantita-tive Research with Donaldson Lufkin & Jenrette for 12 years. Rajiv Sobti and Andrew Phillips have been members of the team managing the fund since 1998 and portfolio co-managers since 1999.

BlackRock Managed Income Portfolio

Fund Management

The section "Fund Management" on page 50 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Keith Anderson, Managing Director of BFM since 1988, Scott Amero, Managing Director of BFM since 1990 and Rajiv Sobti, Managing Director of BFM since March 1998. Prior to joining BFM, Rajiv Sobti was a Managing Director and head of Quantitative Research with Donaldson

  Lufkin & Jenrette for 12 years. Keith Anderson has been a member of the team managing the fund since 1997, Scott Amero since 1990 and Rajiv Sobti since 1998. Keith Anderson has been a portfolio co-manager since 1997, Scott Amero since 1999 and Rajiv Sobti since 1999.

BlackRock International Bond Portfolio

Fund Management

The section "Fund Management" on page 58 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Gordon, Managing Director of BFM since 1996 and Keith Anderson, Managing Director of BFM since 1988. Prior to joining BFM, Andrew Gordon was responsible for non-dollar (internation-al) research at Barclay Investments from 1994 to 1996 and at CS First Bos-ton from 1986 to 1994. Andrew Gordon has been a member of the team managing the fund since 1997 and Keith Anderson since 1996. Andrew Gordon has been a portfolio co-manager since 1997 and Keith Anderson since 1999.

BlackRock High Yield Bond Portfolio

Fund Management

The section "Fund Management" on page 66 has been amended to read in its entirety as follows:

  The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Dennis Schaney and Michael Buchanan. Dennis Schaney is co-leader of the High Yield Team and a Managing Director of BFM since February 1998. Prior to joining BFM, he was a Managing Director in the Global Fixed Income Research and Economics Department of Merrill Lynch for nine years. Michael Buchanan, co-leader of the High Yield Team, has served as Director of BFM since June 1998. Prior to joining BFM, Michael Buchanan was Vice President of Investments at Conseco Capital Management where he was a portfolio manager responsible for high yield debt, bank loan, and emerging markets debt trading. Dennis Schaney and Michael Buchanan have been members of the team managing the fund since inception. Dennis Schaney has been a portfolio co-manager since inception and Michael Buchanan since 1999.

Annual Fund Operating Expenses

The footnote to the Annual Fund Operating Expenses table regarding waivers for each of the funds appearing on pages 8, 15, 21, 28, 35, 43, 50, 57, 65, 72, 81,
89, 97, 105 and 113 has been amended to read in its entirety as follows:

  BlackRock has contractually agreed to waive or reimburse fees or expenses in order to limit certain (but not all) fund expenses for the next year. The fund may have to repay these waivers and reimbursements to BlackRock in the following two years if the repayment can be made within these expense limits. In addition, BlackRock Distributors, Inc., the fund's distributor, has contractually agreed to waive 12b-1 distribution fees on Investor A Shares in the amount of .095% of average daily net assets (otherwise pay-able at the maximum annual rate of .10% of average daily net assets) for the next year. "Net Expenses" in the table have been restated to reflect these waivers and reimbursements.

The section "Purchase of Investor B Shares" on page 120 is amended by adding the following after the chart:

  Investor B Shares of the Intermediate Government Bond and Managed Income Portfolios purchased from December 1, 1999 to December 31, 1999 are subject to a CDSC at the rates shown in the chart below:

                                             CONTINGENT DEFERRED SALES
   NUMBER OF YEARS                           CHARGE (AS % OF DOLLAR AMOUNT
   ELAPSED SINCE PURCHASE                    SUBJECT TO THE CHARGE)
   ----------------------                    -----------------------------
   Up to one year                                        3.50%
   More than one but less than two years                 3.00%
   More than two but less than three years               2.00%
   More than three but less than four years              1.00%
   More than four years                                  0.00%

This supplement is dated November 22, 1999.

4